Interest and Finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest costs on long-term debt	$ 261,137	$ 190,195	$ 135,819
Amortization and write off of financing fees	42,995	38,797	12,944
Amortization of unrealized hedge reserve (Note 9.1)	0	0	9,816
Capitalized borrowing costs	(37,342)	(65,492)	(44,951)
Commissions, commitment fees and other financial expenses	33,341	57,064	2,799
Total	$ 300,131	$ 220,564	$ 116,427